Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [member]	Accumulated deficit [member]	Shareholders' equity [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2023	$ 164,816	$ 8,807	$ 1,700	$ (121,423)	$ 53,900	$ 7,156	$ 61,056
Beginning balance, shares at Aug. 31, 2023	277,625,317
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 13)	$ 642	(632)			10		10
Shares issued for share-based payments, shares	1,465,417
Share-based compensation expense (Note 13)		865			865		865
Witholding tax impact on share-based payments		(357)			(357)		(357)
Net (loss) income for the period				(966)	(966)	927	(39)
Ending balance, value at Nov. 30, 2023	$ 165,458	8,683	1,700	(122,389)	53,452	8,083	61,535
Ending balance, shares at Nov. 30, 2023	279,090,734
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments	$ 487	(489)			(2)		(2)
Shares issued for share-based payments, shares	1,100,002
Share-baseds compensation expense		1,153			1,153		1,153
Witholding tax impact on share-based payments		(196)			(196)		(196)
Net income for the period				496	496	3,053	3,549
Ending balance, value at Aug. 31, 2024	$ 165,945	9,151	1,700	(121,893)	54,903	11,136	66,039
Ending balance, shares at Aug. 31, 2024	280,190,736
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments (Note 13)	$ 368	(370)			(2)		(2)
Shares issued for share-based payments, shares	519,215
Share-based compensation expense (Note 13)		189			189		189
Net income for the period				981	981	1,156	2,137
Ending balance, value at Nov. 30, 2024	$ 166,313	$ 8,970	$ 1,700	$ (120,912)	$ 56,071	$ 12,292	$ 68,363
Ending balance, shares at Nov. 30, 2024	280,709,951